Shareholder Fees - FidelityGrowthCompanyFund-RetailPRO	Jan. 29, 2025 USD ($)
FidelityGrowthCompanyFund-RetailPRO | Fidelity Growth Company Fund
Shareholder Fees:
(fees paid directly from your investment)	none